SHORT TERM INVESTMENTS (Details) (USD $)	Aug. 31, 2012	Aug. 31, 2011
Short Term Investments [Line Items]
Amount	$ 454,381	$ 1,801,400
Dollars deposits [Member]
Short Term Investments [Line Items]
Interest rate	0.85%
Amount	260,371	1,801,400
Dollars deposits [Member] | Minimum [Member]
Short Term Investments [Line Items]
Interest rate		0.70%
Dollars deposits [Member] | Maximum [Member]
Short Term Investments [Line Items]
Interest rate		0.86%
NIS deposits [Member]
Short Term Investments [Line Items]
Amount	$ 194,010
NIS deposits [Member] | Minimum [Member]
Short Term Investments [Line Items]
Interest rate	1.93%
NIS deposits [Member] | Maximum [Member]
Short Term Investments [Line Items]
Interest rate	1.97%